Estimated Useful Lives of the Intangible Assets (Detail) (Centurion Bank of Punjab Limited) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	May 23, 2008 USD ($) Year	May 23, 2008 INR Year	Mar. 31, 2009 INR	May 23, 2008 Branch network USD ($) Year	May 23, 2008 Branch network INR Year	May 23, 2008 Customer lists USD ($) Year	May 23, 2008 Customer lists INR Year	May 23, 2008 Core deposit USD ($) Year	May 23, 2008 Core deposit INR Year	May 23, 2008 Favorable leases USD ($) Year	May 23, 2008 Favorable leases INR Year
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value	$ 359.2	16,002.0	16,002.0	$ 187.1	8,335.0	$ 60.8	2,710.0	$ 99.1	4,414.0	$ 12.2	543.0
Weighted average life (in years)	5.35	5.35		6.00	6.00	2.00	2.00	5.00	5.00	15.00	15.00